INCOME TAXES - Deferred tax assets and liabilities (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Temporary differences
Deferred tax assets	CAD 5,742	CAD 6,399
Deferred tax liabilities	244,052	238,251
Investment properties
Temporary differences
Deferred tax assets	11	1,249
Deferred tax liabilities	243,357	237,159
Eligible capital expenditures
Temporary differences
Deferred tax assets	2,625	2,822
Withholding tax on undistributed subsidiary profits
Temporary differences
Deferred tax liabilities	512	1,092
Other
Temporary differences
Deferred tax assets	3,106	CAD 2,328
Deferred tax liabilities	CAD 183